14. STOCK OPTIONS - Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Intrinsic Value
Exercised		$ 44,673	$ 9,000
Stock Options
Shares
Outstanding-beginning of year (in shares)	40,720,000	40,851,187	12,851,187
Granted	0	49,720,000	34,000,000
Exercised	0	(5,126,187)	0
Forfeitures	(150,000)	(44,725,000)	(6,000,000)
Outstanding-end of year (in shares)	40,570,000	40,720,000	40,851,187
Weighted Average Exercise Price
Outstanding-beginning	$ 0.058	$ .085	$ 0.098
Granted	0.075		.070
Exercised	0	(.133)	0
Forfeitures	(.050)	(.092)	(.030)
Outstanding at end of period	$ .058	$ 0.058	$ .085
Aggregate Intrinsic Value
Outstanding-beginning of year (in dollars)	$ 2,356,000	$ 3,465,673	$ 1,259,781
Granted	$ 0	$ 3,706,000	$ 2,386,000
Exercised	$ 0	$ (682,922)	$ 0
Forfeitures	$ (7,500)	$ (4,132,751)	$ (180,108)
Outstanding-end of year (in dollars)	$ 2,348,500	$ 2,356,000	$ 3,465,673